Schedule II (details) - Condensed Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Comprehensive Income
Net income	$ 943	$ 716	$ 664	$ 691	$ 866	$ 928	$ 812	$ 833	$ 3,014	$ 3,439	$ 3,692
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									(883)	(1,020)	976
Net changes in benefit plan assets and obligations									16	66	(494)
Other comprehensive income (loss) before income taxes									(887)	(1,429)	195
Income tax expense (benefit)									(289)	(392)	125
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(598)	(1,037)	70
Other comprehensive income (loss), net of taxes									(598)	(1,037)	70
Comprehensive income									2,416	2,402	3,762
Travelers [Member]
Condensed Statement of Comprehensive Income
Net income									3,014	3,439	3,692
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income									11	(3)	6
Net changes in benefit plan assets and obligations									(20)	64	(471)
Other comprehensive income (loss) before income taxes									(9)	61	(465)
Income tax expense (benefit)									(1)	21	(163)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries									(8)	40	(302)
Other comprehensive income (loss) of subsidiaries									(590)	(1,077)	372
Other comprehensive income (loss), net of taxes									(598)	(1,037)	70
Comprehensive income									$ 2,416	$ 2,402	$ 3,762